Intangible Assets (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
2013	155,139
2014	134,233
2015	114,835
2016	80,738
2017	33,496
Total	518,441